Income Taxes - Deferred Tax Assets and Liabilities (Details) - USD ($) $ in Thousands	Jun. 30, 2023	Apr. 20, 2023	Jun. 30, 2022
Deferred tax assets:
Net operating losses (NOLs)	$ 18,684		$ 102,273
Accrued employee benefits	28,271		29,440
Restricted stock units and stock options	8,571		12,452
Deferred revenue	34,914		0
Right-of-use lease assets and lease liabilities, net	7,071		7,482
Deferred interest	3,299		24,950
Property and equipment	38,703		16,327
Other, net	5,853		7,183
Total gross deferred tax assets	145,366		200,107
Less valuation allowance	(95,352)	$ (71,395)	(151,043)
Net deferred tax assets	50,014		49,064
Deferred tax liabilities:
Intangibles and other assets	(40,143)		(40,069)
Deferred revenue	0		(10,107)
Prepaid expenses	(4,854)		(4,874)
Investments	(5,530)		(3,377)
Straight line rent	(23,005)		(13,890)
Total deferred tax liabilities	(73,532)		(72,317)
Net deferred tax liability	$ (23,518)		$ (23,253)